Note 33 - Employee Benefits - Additional Parenthetical Information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Global Share Purchase Plan [Abstract]
Total staff enrolled in the twelfth cycle	11,603
Total countries enrolled in the twelfth cycle	18
Liability raised due to share-based payment transactions in cash	€ 12,000,000	€ 9,000,000
Grant volume of outstanding share awards	1,100,000,000	1,000,000,000.0
Of which: [Abstract]
Recognized as compensation expense	800,000,000	800,000,000
Not yet recognized	300,000,000	200,000,000
DWS Share based Plans [Abstract]
Fair value of DWS share-based awards (approximately)	72,000,000	67,000,000
of which: recognized in the income statement	62,000,000	58,000,000
of which: relate to fully vested awards (approximately)	42,000,000	25,000,000
of which: related to total unrecognized share-based plans (approximately)	9,000,000	10,000,000
Total defined benefit obligation for post-employment medical plans	€ 145,000,000	144,000,000
Range of defined benefit obligation by plan assets in percent [Abstract]
Bottom of Range	90.00%
Top of Range	100.00%
Amount claimed by the Group which represents the benefits paid from the Banks assets on behalf of the trust during 2023	€ 490,000,000	860,000,000
Benefit recognized in Other Comprehensive Income due to recalibration of the discount curve for defined benefit plans to Eurozone curve	70,000,000
Other assets recognized in Net asset (liability) recognized	1,087,000,000	1,326,000,000
Other liabilities recognized in Net asset (liability) recognized	353,000,000	355,000,000
Group reimbursement rights for pension liabilities domiciled in France	3,000,000
Buy-in transactions with a third party insurer to de-risk exposure to the UK defined benefit pension schemes	515,000,000	410,000,000
Impact on Other Comprehensive Income of the recognition of the insurance policies as qualifying plan assets in Q3	33,000,000	35,000,000
Buy-in transactions in the UK with third-party insurers protecting the Group from movements in defined benefit obligations	1,800,000,000
Derivative transactions with Group entities with positive market value included in plan assets	€ 930,000,000	1,250,000,000
Expected changes in the fair value of plan assets contains simulated impact on the biggest plans in Germany, UK, US, Channel Islands, Switzerland and Belgium	0.98
Net Impact on funded status due to buy-in transaction due to expected gains within the plan assets	€ 40,000,000	30,000,000
Unfunded US Medicare Plan included in US Total defined benefit obligation	€ 119,000,000	€ 120,000,000
US defined benefit pension funding ratio excluding Medicare in Percent	95.00%	92.00%